Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance of prepayments and deposits recoverable
Salvage value percentage	0.00%				0.00%
Voting percentage	10.00%	10.00%
Contract liabilities	$ 396,887		$ 958,314
Employee rate	5.00%	5.00%
Employee benefits expense	$ 3,844	$ 30,000
Credit term	30 days	30 days
Provident Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Employee benefits expense	$ 50,738		$ 24,297	$ 575
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Security deposit	64,139				$ 500,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Security deposit	$ 102,622				$ 800,000